AB FlexFee Emerging Markets Growth Portfolio
AB FlexFeeTM Emerging Markets Growth Portfolio (formerly, AB Emerging Markets Growth Portfolio)
INVESTMENT OBJECTIVE
The Fund’s investment objective is to seek long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	AB FlexFee Emerging Markets Growth Portfolio Advisor Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AB FlexFee Emerging Markets Growth Portfolio Advisor Class
Management Fees	0.05%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Transfer Agent	0.11%
Other Expenses	6.92%
Total Other Expenses	7.03%
Total Annual Fund Operating Expenses	7.08%
Fee Waiver and/or Expense Reimbursement	(6.93%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.15%
[1]	The management fee paid to the Adviser consists of a base fee at an annualized rate of 0.75% of the Fund’s average daily net assets and a positive or negative performance adjustment of up to an annualized rate of 0.70% based upon the Fund’s performance relative to the MSCI Emerging Markets Index (net), resulting in a minimum total fee of 0.05% and a maximum total fee of 1.45%. The management fee shown above is based on the fee accrued as of December 31, 2017; the actual management fee to be paid by the Fund will depend on the performance of the Fund from the inception of this performance-based management fee on July 1, 2017 through December 31, 2018.
[2]	The Adviser has contractually agreed to waive fees and/or to bear expenses of the Fund through April 30, 2019 to the extent necessary to prevent Total Other Expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 0.10% of average daily net assets (“expense limitation”). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Other Expenses to exceed the expense limitation.

Examples
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	AB FlexFee Emerging Markets Growth Portfolio Advisor Class USD ($)
After 1 Year	$ 15
After 3 Years	1,469
After 5 Years	2,863
After 10 Years	$ 6,103

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the fiscal year ended June 30, 2017, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio. During the fiscal period from July 1, 2017 through December 31, 2017, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
PRINCIPAL STRATEGIES
At least 80% of the Fund’s net assets will under normal circumstances be invested in securities of emerging market companies and related derivatives. An emerging market country is a country whose per capita gross national income is not classified as “High Income” by the World Bank, that is not a member of the Organization for Economic Co-Operation and Development, or that is represented in a MSCI emerging market equity index. Examples of emerging market countries include Argentina, Brazil, Chile, Croatia, Egypt, Hong Kong, India, Indonesia, Kazakhstan, Malaysia, Mexico, the People’s Republic of China, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. Emerging market countries may include countries referred to as “frontier” markets, such as Egypt, Nigeria and Vietnam.

In managing the Fund, the Adviser will employ a “bottom up” investment process that focuses on a company’s prospective earnings growth, valuation and business quality. The Adviser will typically look for companies that have strong, experienced management teams and the potential to support greater than expected earnings growth rates, and will combine fundamental and quantitative analyses in its stock selection process. The Adviser will not target any particular country, sector or market capitalization weightings for the Fund.

Fluctuations in currency exchange rates can have a dramatic impact on the returns of equity securities. While the Adviser may hedge the foreign currency exposure resulting from the Fund’s security positions through the use of currency-related derivatives, it is not required to do so. The Fund may also take long and short positions in currencies (or related derivatives) independent of any such security positions, including taking a position in a currency when it does not hold any securities traded in that currency.
PRINCIPAL RISKS
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.
  Market Risk: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as the Fund's growth approach, may underperform the market generally.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Sector Risk: The Fund may have more risk because of concentrated investments in a particular market sector, such as the technology or financial services sector. Market or economic factors affecting that sector could have a major effect on the value of the Fund's investments.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over the life of the Fund; and
  how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at www.abfunds.com (click on "Investments—Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart
The annual returns in the bar chart are for the Fund’s Advisor Class shares. In addition, performance information prior to July 1, 2017 does not reflect performance fee adjustments and would have been different if the Fund had been managed under the performance (fulcrum) fee arrangement. Through March 31, 2018, the year-to-date unannualized return for the Fund’s shares was 3.40%.

Calendar Year (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 11.35%, 1st quarter, 2017; and Worst Quarter was down -15.35%, 3rd quarter, 2015.
Performance Table Average Annual Total Returns (For the periods ended December 31, 2017)
Average Annual Total Returns - AB FlexFee Emerging Markets Growth Portfolio		1 Year	Since Inception [2]	Inception Date
Advisor Class	[1]	38.30%	7.39%	Nov. 13, 2014
Advisor Class | Return After Taxes on Distributions	[1]	38.23%	7.41%	Nov. 13, 2014
Advisor Class | Return After Taxes on Distributions and Sale of Fund Shares	[1]	22.01%	5.83%	Nov. 13, 2014
MSCI Emerging Markets Index (net) (reflects no deduction for fees, taxes or expenses)		37.28%	7.49%
[1]	After-tax returns: – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Advisor Class is 11/13/2014.